UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------------
Check here if Amendment []; Amendment Number:
                                               -------

  This Amendment (Check only one.):             [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Conatus Capital Management LP
           ---------------------------------------------
Address:   Two Greenwich Plaza, 4th Floor
           ---------------------------------------------
           Greenwich, Connecticut 06830
           ---------------------------------------------

Form 13F File Number: 028-13303
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Zweig
        -------------------------------------------------
Title:  General Counsel and Chief Compliance Officer
        -------------------------------------------------
Phone:  203-485-5270
        -------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Matthew Zweig                    Greenwich, Connecticut      May 16, 2011
---------------------------------  ------------------------------  ------------
         [Signature]                        [City, State]            [Date]

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Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              --------------
Form 13F Information Table Entry Total:              37
                                              --------------
Form 13F Information Table Value Total:  $        3,188,630
                                              --------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGILENT TECHNOLOGIES INC     COM              00846U101   66,181 1,477,917 SH       SOLE                1,477,917
AMAZON COM INC               COM              023135106   97,051   538,785 SH       SOLE                  538,785
AMERISOURCEBERGEN CORP       COM              03073E105   10,879   275,000 SH       SOLE                  275,000
APPLE INC                    COM              037833100  196,107   562,704 SH       SOLE                  562,704
BAIDU INC                    SPON ADR REP A   056752108   79,552   577,257 SH       SOLE                  577,257
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209   64,600   871,443 SH       SOLE                  871,443
CIENA CORP                   COM NEW          171779309   68,820 2,653,046 SH       SOLE                2,653,046
CITRIX SYS INC               COM              177376100   70,391   958,223 SH       SOLE                  958,223
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  107,587 1,321,707 SH       SOLE                1,321,707
CONCHO RES INC               COM              20605P101   81,941   763,661 SH       SOLE                  763,661
CROWN CASTLE INTL CORP       COM              228227104   72,068 1,693,736 SH       SOLE                1,693,736
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  104,028 2,507,312 SH       SOLE                2,507,312
DIRECTV                      COM CL A         25490A101   89,649 1,915,576 SH       SOLE                1,915,576
E M C CORP MASS              COM              268648102   65,143 2,452,690 SH       SOLE                2,452,690
EXPRESS SCRIPTS INC          COM              302182100  114,481 2,058,635 SH       SOLE                2,058,635
FMC TECHNOLOGIES INC         COM              30249U101   81,213   859,583 SH       SOLE                  859,583
GOOGLE INC                   CL A             38259P508   75,989   129,506 SH       SOLE                  129,506
LAUDER ESTEE COS INC         CL A             518439104  101,849 1,056,966 SH       SOLE                1,056,966
LIBERTY GLOBAL INC           COM SER A        530555101   52,461 1,266,879 SH       SOLE                1,266,879
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100  106,443 2,691,342 SH       SOLE                2,691,342
MORGAN STANLEY               COM NEW          617446448  133,838 4,898,904 SH       SOLE                4,898,904
NETAPP INC                   COM              64110D104   92,082 1,912,505 SH       SOLE                1,912,505
NEWS CORP                    CL A             65248E104  100,600 5,722,395 SH       SOLE                5,722,395
PIONEER NAT RES CO           COM              723787107   98,186   963,362 SH       SOLE                  963,362
POLO RALPH LAUREN CORP       CL A             731572103   97,600   789,321 SH       SOLE                  789,321
PRICELINE COM INC            COM NEW          741503403   84,525   166,900 SH       SOLE                  166,900
PROGRESSIVE CORP OHIO        COM              743315103   95,190 4,504,978 SH       SOLE                4,504,978
SALESFORCE COM INC           COM              79466L302   64,298   481,341 SH       SOLE                  481,341
SBA COMMUNICATIONS CORP      COM              78388J106   68,990 1,738,659 SH       SOLE                1,738,659
SCHLUMBERGER LTD             COM              806857108  134,838 1,445,832 SH       SOLE                1,445,832
SCHWAB CHARLES CORP NEW      COM              808513105   98,227 5,447,971 SH       SOLE                5,447,971
SOTHEBYS                     COM              835898107  118,769 2,257,962 SH       SOLE                2,257,962
SUCCESSFACTORS INC           COM              864596101   35,662   912,302 SH       SOLE                  912,302
TD AMERITRADE HLDG CORP      COM              87236Y108  112,031 5,368,052 SH       SOLE                5,368,052
UNION PAC CORP               COM              907818108   62,072   631,262 SH       SOLE                  631,262
VMWARE INC                   CL A COM         928563402   60,303   739,550 SH       SOLE                  739,550
WEBMD HEALTH CORP            COM              94770V102   24,986   467,730 SH       SOLE                  467,730
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